Earnings Per Share (Calculation of Basic and Diluted EPS) (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Earnings Per Share [Abstract]
Net income from continuing operations		$ 716	$ 300
Preferred stock dividends (see Note 16)		(20)	(27)
Net income attributable to Dominion Energy from continuing operations – Basic		696	273
Net income attributable to Dominion Energy from continuing operations - Diluted		696	273
Net income (loss) attributable to Dominion Energy		$ 281	$ 411
Average shares of common stock outstanding – Basic		835.2	810.6
Net effect of dilutive securities	[1]	0.3	1.6
Average shares of common stock outstanding – Diluted		835.5	812.2
EPS from continuing operations – Basic		$ 0.83	$ 0.34
EPS from discontinued operations – Basic		0.34	0.5
Net income attributable to Dominion Energy		1.17	0.84
EPS from continuing operations – Diluted		0.83	0.34
EPS from discontinued operations – Diluted		0.34	0.5
Net income attributable to Dominion Energy		$ 1.17	$ 0.84

[1]	Dilutive securities for the three months ended March 31, 2023 and 2022 include stock potentially to be issued to satisfy the obligation under a settlement agreement with the SCDOR (applying the if converted method). See Note 17 for additional information. Additionally, dilutive securities for the three months ended March 31, 2022 included the 2019 Equity Units (applying the if converted method) as well as forward sales agreements entered into in November 2021 (applying the treasury stock method). See Notes 19 and 20 to the Consolidated Financial Statements in Dominion Energy’s Annual Report on Form 10-K for the year ended December 31, 2022 for additional information.